LEASES AND SHIP CHARTERS (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Minimum lease payments receivable under non-cancellable operating lease	$ 7,250	$ 22,900	$ 37,585
With in one year
Minimum lease payments receivable under non-cancellable operating lease	5,183	5,183	11,420
Between two to five years
Minimum lease payments receivable under non-cancellable operating lease	2,067	17,717	18,828
After five years
Minimum lease payments receivable under non-cancellable operating lease	$ 0	$ 0	$ 7,337